Allowance for Loan Losses - Composition of the Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		$ 56,494	$ 54,352	$ 59,468	$ 55,537
Ending allowance balance attributed to loans
Individually evaluated for impairment		4,191	3,660
Collectively evaluated for impairment		52,303	50,692
Total ending allowance balance		56,494	54,352
Loan Balance:
Loans individually evaluated for impairment		80,599	73,676
Loans collectively evaluated for impairment		4,987,486	4,756,006
Total ending loan balance		$ 5,068,085	$ 4,829,682
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		5.20%	4.97%
Loans collectively evaluated for impairment		1.05%	1.07%
Total		1.11%	1.13%
Recorded Investment:
Loans individually evaluated for impairment		$ 80,664	$ 73,712
Loans collectively evaluated for impairment		5,001,660	4,769,599
Recorded Investment		5,082,324	4,843,311
Financing Receivable, Allowance for Credit Losses, Write-downs		14,290	24,780	19,153
Financing Receivable, Allowance for Credit Losses, Recovery		(11,442)	(26,997)	(19,669)
Financing Receivables Allowance For Credit Losses Net Charge Offs		2,848	(2,217)	(516)
Provision for Loan, Lease, and Other Losses		4,990	(7,333)	3,415
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		13,694	10,719	14,218	15,635
Ending allowance balance attributed to loans
Individually evaluated for impairment		1,904	981
Collectively evaluated for impairment		11,790	9,738
Total ending allowance balance		13,694	10,719
Loan Balance:
Loans individually evaluated for impairment		30,545	19,103
Loans collectively evaluated for impairment		925,182	837,432
Total ending loan balance	[1]	$ 955,727	$ 856,535
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		6.23%	5.14%
Loans collectively evaluated for impairment		1.27%	1.16%
Total		1.43%	1.25%
Recorded Investment:
Loans individually evaluated for impairment		$ 30,595	$ 19,106
Loans collectively evaluated for impairment		928,569	840,647
Recorded Investment	[1]	959,164	859,753
Financing Receivable, Allowance for Credit Losses, Write-downs		2,478	3,779	6,160
Financing Receivable, Allowance for Credit Losses, Recovery		(1,373)	(1,003)	(1,314)
Financing Receivables Allowance For Credit Losses Net Charge Offs		1,105	2,776	4,846
Provision for Loan, Lease, and Other Losses		4,080	(723)	3,429
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		9,197	8,808	15,899	11,736
Ending allowance balance attributed to loans
Individually evaluated for impairment		381	262
Collectively evaluated for impairment		8,816	8,546
Total ending allowance balance		9,197	8,808
Loan Balance:
Loans individually evaluated for impairment		18,015	21,978
Loans collectively evaluated for impairment		1,095,588	1,047,659
Total ending loan balance	[1]	$ 1,113,603	$ 1,069,637
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		2.11%	1.19%
Loans collectively evaluated for impairment		0.80%	0.82%
Total		0.83%	0.82%
Recorded Investment:
Loans individually evaluated for impairment		$ 18,025	$ 21,989
Loans collectively evaluated for impairment		1,099,587	1,051,194
Recorded Investment	[1]	1,117,612	1,073,183
Financing Receivable, Allowance for Credit Losses, Write-downs		348	8,003	1,832
Financing Receivable, Allowance for Credit Losses, Recovery		(2,241)	(7,759)	(726)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(1,893)	244	1,106
Provision for Loan, Lease, and Other Losses		(1,504)	(6,847)	5,269
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		8,564	8,652	6,855	6,841
Ending allowance balance attributed to loans
Individually evaluated for impairment		1,356	1,812
Collectively evaluated for impairment		7,208	6,840
Total ending allowance balance		8,564	8,652
Loan Balance:
Loans individually evaluated for impairment		6,716	7,690
Loans collectively evaluated for impairment		166,629	148,114
Total ending loan balance		$ 173,345	$ 155,804
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		20.19%	23.56%
Loans collectively evaluated for impairment		4.33%	4.62%
Total		4.94%	5.55%
Recorded Investment:
Loans individually evaluated for impairment		$ 6,720	$ 7,687
Loans collectively evaluated for impairment		167,042	148,512
Recorded Investment		173,762	156,199
Financing Receivable, Allowance for Credit Losses, Write-downs		470	1,316	1,791
Financing Receivable, Allowance for Credit Losses, Recovery		(2,092)	(12,572)	(9,378)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(1,622)	(11,256)	(7,587)
Provision for Loan, Lease, and Other Losses		(1,710)	(9,459)	(7,573)
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		13,514	14,772	14,251	14,759
Ending allowance balance attributed to loans
Individually evaluated for impairment		550	605
Collectively evaluated for impairment		12,964	14,167
Total ending allowance balance		13,514	14,772
Loan Balance:
Loans individually evaluated for impairment		25,323	24,905
Loans collectively evaluated for impairment		1,830,120	1,826,470
Total ending loan balance		$ 1,855,443	$ 1,851,375
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		2.17%	2.43%
Loans collectively evaluated for impairment		0.71%	0.78%
Total		0.73%	0.80%
Recorded Investment:
Loans individually evaluated for impairment		$ 25,324	$ 24,930
Loans collectively evaluated for impairment		1,833,449	1,829,931
Recorded Investment		1,858,773	1,854,861
Financing Receivable, Allowance for Credit Losses, Write-downs		2,352	3,944	3,207
Financing Receivable, Allowance for Credit Losses, Recovery		(2,438)	(2,985)	(6,000)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(86)	959	(2,793)
Provision for Loan, Lease, and Other Losses		(1,344)	1,480	(3,301)
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		11,524	11,401	8,245	6,566
Ending allowance balance attributed to loans
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		11,524	11,401
Total ending allowance balance		11,524	11,401
Loan Balance:
Loans individually evaluated for impairment		0	0
Loans collectively evaluated for impairment		967,111	893,160
Total ending loan balance		$ 967,111	$ 893,160
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.00%	0.00%
Loans collectively evaluated for impairment		1.19%	1.28%
Total		1.19%	1.28%
Recorded Investment:
Loans individually evaluated for impairment		$ 0	$ 0
Loans collectively evaluated for impairment		970,143	896,127
Recorded Investment		970,143	896,127
Financing Receivable, Allowance for Credit Losses, Write-downs		8,642	7,738	6,163
Financing Receivable, Allowance for Credit Losses, Recovery		(3,295)	(2,671)	(2,249)
Financing Receivables Allowance For Credit Losses Net Charge Offs		5,347	5,067	3,914
Provision for Loan, Lease, and Other Losses		5,470	8,223	5,593
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		1	0	0	$ 0
Ending allowance balance attributed to loans
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		1	0
Total ending allowance balance		1	0
Loan Balance:
Loans individually evaluated for impairment		0	0
Loans collectively evaluated for impairment		2,856	3,171
Total ending loan balance		$ 2,856	$ 3,171
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.00%	0.00%
Loans collectively evaluated for impairment		0.04%	0.00%
Total		0.04%	0.00%
Recorded Investment:
Loans individually evaluated for impairment		$ 0	$ 0
Loans collectively evaluated for impairment		2,870	3,188
Recorded Investment		2,870	3,188
Financing Receivable, Allowance for Credit Losses, Write-downs		0	0	0
Financing Receivable, Allowance for Credit Losses, Recovery		(3)	(7)	(2)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(3)	(7)	(2)
Provision for Loan, Lease, and Other Losses		$ (2)	$ (7)	$ (2)

[1]	Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.